Equity Incentive Schemes and Stock Compensation Charges - Summary of Stock Option Activity (Details) - Stock Option and Award Plans - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options Granted Under Plans
Beginning balance (in shares)	1,378,119	1,695,460	553,746
Assumed through business combination (in shares)			2,177,130
Granted (in shares)	82,472	108,643	100,299
Exercised (in shares)	(535,705)	(348,286)	(1,065,529)
Canceled/expired (in shares)	(22,080)	(77,698)	(70,186)
Ending balance (in shares)	902,806	1,378,119	1,695,460
Vested and exercisable at end of period (in shares)	654,386
Weighted Average Exercise Price
Beginning balance (USD per share)	$ 119.86	$ 110.38	$ 108.53
Assumed through business combination (USD per share)			108.78
Granted (USD per share)	232.48	229.94	177.76
Exercised (USD per share)	95.12	102.87	111.29
Canceled/expired (USD per share)	196.20	143.08	128.46
Ending balance (USD per share)	142.96	$ 119.86	$ 110.38
Vested and exercisable at end of period (USD per share)	$ 119.67